Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended		94 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000158764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000158765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000193875
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000193876
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000220967
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000220968
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Without Sales Load [Member] | C000158764
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.53%)	(0.57%)			5.13%
Without Sales Load [Member] | C000158765
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.82%)	(0.83%)			4.82%
Without Sales Load [Member] | C000193875
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.38%)	10.71%		4.94%
Without Sales Load [Member] | C000193876
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.64%)	10.41%		4.68%
Without Sales Load [Member] | C000220967
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.91%)		4.28%
Without Sales Load [Member] | C000220968
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.20%)		4.00%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.33%	15.88%			13.70%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.33%	15.88%			13.70%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.33%	15.88%		14.35%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.33%	15.88%		14.35%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.33%		15.74%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.33%		15.74%
FTSE 3-Month U.S. T-Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. T-Bill Index
Average Annual Return, Percent	4.78%	2.96%		2.52%
FTSE 3-Month U.S. T-Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. T-Bill Index
Average Annual Return, Percent	4.78%	2.96%		2.52%
FTSE 3-Month U.S. T-Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. T-Bill Index
Average Annual Return, Percent	4.78%		2.96%
FTSE 3-Month U.S. T-Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. T-Bill Index
Average Annual Return, Percent	4.78%		2.96%